Financial Instruments and Financial Risk Management - Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 609,401	$ 458,933
Long-term debt	(829,547)	(1,302,002)	[1]	$ (1,071,751)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	36,250	30,733
Trade and other payables	(2,162)	(2,573)
Long-term debt	(225,393)	(478,566)
Balance sheet exposure	(191,305)	(450,406)
Long-term debt designated as investment hedge	225,000	325,000
Net balance sheet exposure	$ 33,695	$ (125,406)

[1]	Recasted for change in presentation currency (see note 2c))